Income Taxes (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2013 KRW (₩)
Income Tax Disclosure [Abstract]
Domestic	₩ (14,790)		₩ (9,415)	₩ (13,403)
Foreign	(888)		(1,437)	(1,222)
Loss before income tax expense and equity loss on investments	(15,678)	$ (13,408)	(10,852)	(14,625)
Domestic	1,351		1,473	2,634
Foreign	0		0	0
Current Income Tax Expense (Benefit), Total	1,351		1,473	2,634
Domestic			8,674	2,474
Deferred Income Tax Expense (Benefit), Total			8,674	2,474
Total income tax expenses	1,351	$ 1,155	10,147	5,108
Income taxes recognized in other comprehensive income	₩ 0		₩ 68	₩ 17